Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Issued capital [member]	Capital reserves [member]	Profit reserves [member]	Treasury shares [member]	Other reserve [member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2020	$ 61,614	$ 1,139	$ 7,042	$ (2,441)	$ (2,056)	$ (29,554)		$ 35,744	$ (923)	$ 34,821
IfrsStatementLineItems [Line Items]
Net income							22,445	22,445	23	22,468
Other comprehensive income			758		886	(6,890)		(5,246)	(2)	(5,248)
Fair value reclassification of Mosaic shares					(522)		522
Dividends and interest on capital of Vale's shareholders			(4,296)				(8,368)	(12,664)		(12,664)
Dividends of noncontrolling interest									(25)	(25)
Acquisitions and disposals of noncontrolling interest					(331)			(331)	1,761	1,430
Appropriation to undistributed retained earnings			14,599				(14,599)
Shares buyback program				(5,546)				(5,546)		(5,546)
Share-based payment programs					63			63		63
Treasury shares canceled			(2,401)	2,408				7		7
Ending balance, value at Dec. 31, 2021	61,614	1,139	15,702	(5,579)	(1,960)	(36,444)		34,472	834	35,306
IfrsStatementLineItems [Line Items]
Net income							18,788	18,788	82	18,870
Other comprehensive income			756		269	(4,531)		(3,506)	(2)	(3,508)
Dividends and interest on capital of Vale's shareholders			(3,500)				(4,386)	(7,886)		(7,886)
Dividends of noncontrolling interest									(7)	(7)
Acquisitions and disposals of noncontrolling interest									584	584
Appropriation to undistributed retained earnings			14,402				(14,402)
Shares buyback program				(6,036)				(6,036)		(6,036)
Share-based payment programs					16			16		16
Treasury shares canceled			(6,616)	6,635				19		19
Ending balance, value at Dec. 31, 2022	61,614	1,139	20,744	(4,980)	(1,675)	(40,975)		35,867	1,491	37,358
IfrsStatementLineItems [Line Items]
Net income							7,983	7,983	122	8,105
Other comprehensive income			1,495		(73)	1,084		2,506	3	2,509
Dividends and interest on capital of Vale's shareholders			(437)				(3,744)	(4,181)		(4,181)
Dividends of noncontrolling interest									(37)	(37)
Acquisitions and disposals of noncontrolling interest					3			3	(59)	(56)
Appropriation to undistributed retained earnings			4,239				(4,239)
Shares buyback program				(2,714)				(2,714)		(2,714)
Share-based payment programs				26	(29)			(3)		(3)
Treasury shares canceled			(4,164)	4,164
Ending balance, value at Dec. 31, 2023	$ 61,614	$ 1,139	$ 21,877	$ (3,504)	$ (1,774)	$ (39,891)		$ 39,461	$ 1,520	$ 40,981